Alston&Bird llp

The Atlantic Building

950 F. Street, N.W.

Washington, DC 20004-2601

202-239-3300

Fax: 202-239-3333

www.alston.com

David J. Baum	Direct Dial: 202-239-3346	E-mail: david.baum@alston.com

December 2, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-2521

Re:	Wildermuth Endowment Strategy Fund Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 File Nos. 333-191152 & 811-22888

Ladies and Gentlemen:

On behalf of Wildermuth Endowment Strategy Fund (the “Fund”), accompanying this letter for filing under the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amened, is a copy of Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2. Post-Effective Amendment No. 1 is being filed for the purpose adding Class C shares and Class I shares as new share classes of the Fund. In addition to adding the Class C shares and Class I shares, we have incorporated prior 497 sticker updates into the Prospectus and Statement of Additional Information, as well as minor changes to the section Valuation Process — In General. There have been no other material changes to the Fund’s disclosure and operations. Substantially all of the disclosure in the Prospectus and Statement of Additional Information has been reviewed by the staff of the U.S. Securities and Exchange Commission in prior filings by the Fund. Consequently, on behalf of the Fund, we hereby request that Post-Effective Amendment No. 1 be given limited review by the Staff.

Please call me at (202) 239-3346 if you have any questions or comments regarding this filing.

Sincerely,

/s/ David J. Baum

David J. Baum

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